Cover	Mar. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 12, 2025
Entity File Number	001-33652
Entity Registrant Name	First Financial Northwest, Inc.
Entity Central Index Key	0001401564
Entity Tax Identification Number	26-0610707
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	201 Wells Avenue South
Entity Address, City or Town	Renton
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98057
City Area Code	425
Local Phone Number	255-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FFNW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false